PROVISION FOR FLOW THROUGH SHARE ISSUANCES	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Provision For Flow Through Share Issuances
PROVISION FOR FLOW THROUGH SHARE ISSUANCES

11.	PROVISION FOR FLOW THROUGH SHARE ISSUANCES

The Company has recorded a provision in the amount of $225,833 (October 31, 2021 – $233,285) for tax and related obligations relating to flow through share issuances from prior years.

12. PROVISION FOR FLOW THROUGH SHARE ISSUANCES

The Company has recorded a provision in the amount of $233,285 (October 31, 2020 – $216,924) for tax and related obligations relating to flow through share issuances from prior years.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated